STEVENS & LEE

LAWYERS & CONSULTANTS

620 Freedom Business Center Drive

Suite 200

King of Prussia, PA 19406

(610) 205-6000 Fax (610) 337-4374

www.stevenslee.com

Direct Dial:	(610) 205-6076
Email:	ssg@stevenslee.com
Direct Fax:	(610) 371-1228

October 12, 2016

VIA EDGAR

Ms. Suzanne Hayes

Assistant Director Office of Healthcare and Insurance

Division of Corporation Finance

U.S. Securities and Exchange Commission

100 F Street, N.E.

Mail Stop 4546

Washington, D.C. 20549

Re:	ICC Holdings, Inc.
Draft Registration Statement on Form S-1
Submitted August 12, 2016
CIK No. 0001681903

Dear Ms. Hayes:

We enclose herewith, on behalf of ICC Holdings, Inc. (the “Company”), clean and marked copies of Amendment No. 1 to the Draft Registration Statement on Form S-1 (“Amendment No. 1”), together with responses to the comments raised by the Staff of the Securities and Exchange Commission (the “Staff”) in its comment letter dated September 8, 2016. Amendment No. 1 incorporates responses to the Staff’s comments. Below we have noted the Staff’s comments in italics face type and the responses of the Company in regular type.

General

1.	As currently proposed, your method for meeting the minimum offering amount does not appear to comport with Exchange Act Rule 10b-9. Please provide us with an analysis, including any legal authority, as to how the potential purchase by the ESOP of 10.0% of the shares of common stock issued in the offering (which you intend to fund by loaning the ESOP a portion of the net offering proceeds) qualifies as a “bona fide” purchase in compliance with Exchange Act Rule 10b-9. For guidance, please refer to Exchange Act Release No. 11532 (July 11, 1975) (stating that a minimum contingency offering may not be considered “sold” for purposes of the Rule 10b-9 unless the securities are sold in bona fide transactions and the purchase prices are fully paid).

Philadelphia • Reading • Valley Forge • Allentown • Harrisburg • Lancaster • Scranton

Wilkes-Barre • Princeton • New York • Wilmington

A PROFESSIONAL CORPORATION

STEVENS & LEE

LAWYERS & CONSULTANTS

Division of Corporation Finance

U.S. Securities and Exchange Commission

October 12, 2016

Response: The Company has changed the manner in which the purchase of shares by the ESOP will be funded. Illinois Casualty will make a loan to the independent ESOP trustee prior to the closing on the offering from cash that Illinois Casualty currently has on hand. The purchase price for the shares being purchased by the ESOP will be deposited by the independent ESOP trustee into the escrow account prior to the closing on the offering. At June 30, 2016, Illinois Casualty had total investments and cash of approximately $77.7 million. Accordingly, Illinois Casualty has the present and continuing ability to satisfy its commitment to make the loan to the ESOP. As a result, we believe that the purchase price for the shares will be fully paid and that the shares will have been sold in a “bona fide” transaction in compliance with Exchange Act Rule 10b-9 and Exchange Act Release No. 11531. The Company has made appropriate revisions to the disclosure throughout Amendment No. 1 to disclose that Illinois Casualty will make the loan to the ESOP prior to the closing of the offering and the ESOP will deposit the purchase price for the shares that it purchases in the offering into the escrow account prior to the closing of the offering.

2.	In addition, please explain how this transaction will be structured so that you receive the funds in escrow for the ESOP’s subscription during the subscription offering phase but prior to the closing of the offering. Lastly, please consider any necessary changes to your Use of Proceeds and elsewhere, if appropriate, to reflect the minimum and as adjusted maximum gross proceeds as a result of the loan may be less than $27,200,000 and $40,888,889, respectively.

Response: As described in the response to Comment 1 above, Illinois Casualty will make the loan to the independent ESOP trustee and the independent ESOP trustee will deposit the purchase price for the shares that it purchases in the offering into the escrow account prior to the closing of the offering. The loan will be made by Illinois Casualty, and the proceeds of the offering will be received by the Company. As a result, the gross proceeds of the offering will not be affected by the loan to the ESOP. Accordingly, the Company believes that the disclosure in the Use of Proceeds section of Amendment No. 1 and elsewhere in Amendment No. 1 that the gross proceeds range of the offering continues to be accurate and appropriate.

STEVENS & LEE

LAWYERS & CONSULTANTS

Division of Corporation Finance

U.S. Securities and Exchange Commission

October 12, 2016

3.	Similarly, please provide us with an analysis, including any legal authority, as to how the potential purchases by the directors and officers of Illinois Casualty (in order to meet the minimum offering amount) qualify as “bona fide” purchases in compliance with Exchange Act Rule 10b-9.

Response: Illinois law governing the conversion of mutual property and casualty insurance companies (the “Illinois Conversion Law”) states that the plan of conversion must provide that a director or officer may not sell stock purchased pursuant to the conversion within one year after the effective date of the conversion. The only applicable exception included in the law is if the transfer is to (i) the spouse or minor children of such director or officer, (ii) to a trust or other estate or wealth planning entity established for the benefit of such director or officer or the spouse or minor children of such director or officer, or (iii) to an individual or joint IRA or other tax-qualified retirement plan of such officer or director. The officers and directors of Illinois Casualty who purchase shares of the Company in connection with the conversion offering will be paying cash for such shares at the same offering price as any other purchaser in the offering and will be required to hold such shares for one year before they can transfer such shares, subject to the limited exceptions described above. Based on those facts, we believe that such directors and officers are purchasing for investment and not with a view to resell such shares. Accordingly, we believe that such purchases will qualify as “bona fide” purchases and will be fully paid for as contemplated by Exchange Act Release No. 11532.

Prospectus Cover Page

4.	Please revise the prospectus cover page to specify that this is your initial public offering of the company’s common stock.

Response: We have updated the disclosure on the prospectus cover of Amendment No. 1 to address this comment.

Prospectus Summary, page 3

Our Business Strategies and Offering Rational, page 4

5.	Please balance the disclosure in this section with a discussion of the challenges you may encounter in implementing these strategies. In this regard, we note your disclosure starting on page 82 of the Business section under the heading “Our Challenges.”

Response: We have updated the disclosure under the heading “Our Business Strategies and Offering Rationale” to address this comment.

STEVENS & LEE

LAWYERS & CONSULTANTS

Division of Corporation Finance

U.S. Securities and Exchange Commission

October 12, 2016

The Conversion of Illinois Casualty from Mutual to Stock Form, page 7

6.	Please revise the first sentence in the last paragraph of page 7 and elsewhere as appropriate to clarify that the 3,500,000 figure is exclusive of 10.0% of the total shares issued that the ESOP plans to purchase.

Response: The 3.5 million shares closing condition includes the shares to be purchased by the ESOP.

The Subscription and Community Offerings, page 8

7.	Please revise your disclosure in this section and in the section of your prospectus captioned, “The Conversion and Offering” to disclose specifically that a loan will be made to the ESOP from the proceeds of the offering, which will allow it to purchase an amount equal to 10.0% of the shares sold in the offering.

Response: As discussed in our response to Comment 3 above, the Company will make the loan from cash on hand to fund the loan to the ESOP to purchase a number of shares equal to 10.0% of the shares sold in the offering.

Oversubscription, page 12

8.	Please revise the reference to 2,720,000 shares in the third paragraph of this section to 2,448,000 as it appears from your disclosure throughout the prospectus that the minimum purchase requirement may be met with the purchase of the 10.0% of total shares issued to the ESOP.

Response: We have updated the disclosure in Amendment No. 1 to address this comment. See, for example, page 13 of Amendment No. 1.

STEVENS & LEE

LAWYERS & CONSULTANTS

Division of Corporation Finance

U.S. Securities and Exchange Commission

October 12, 2016

9.	We note your disclosure in the third paragraph of this section that any remaining shares after satisfying the subscriptions of the participants of the subscription offering will be “allocated among the investors on a pro rata basis based on their respective purchase agreements.” However, your disclosure on page 8 states that if there is not a sufficient number of shares of common stock to satisfy the purchase obligations of the investors in full, you would satisfy “as much of the subscription obligation of the Clinton-Flood Purchasers as possible with any remaining available shares sold to Rock Island Investors, LLC and Tuscarora Wayne based upon their pro rata subscription commitment.” Please revise your disclosure as appropriate throughout the prospectus to reconcile these statements.

Response: We have updated the disclosure in Amendment No. 1 to address this comment.

Use of Proceeds, page 34

10.	We note your disclosure that a large portion of your net proceeds will be used for general corporate purposes. Please note that pursuant to the requirements of Item 504 of Regulation S-K, where a registrant has no current specific plan for the proceeds, or a significant portion thereof, the registrant shall so state and discuss the principal reasons for the offering. In this regard, we refer to page 6 of your draft form of proxy statement attached as Exhibit 99.1. Please revise your disclosure to include such information in this section.

Response: We have updated the disclosure in Amendment No. 1 to address this comment. See, for example, page 35 of Amendment No. 1.

11.	Please revise your disclosure to clarify whether you have assumed that there is no syndicated offering to estimate the net proceeds of the offering. To this end, we note that the commissions payable to the underwriter for a syndicated offering are higher than the amount payable for shares sold in the subscription and community offering.

Response: We have updated the disclosure in Amendment No. 1 to specifically state that we assumed that no syndicated offering was pursued in estimating the net proceeds of the offering and that commission payable in a syndicated offering are higher than commissions payable for shares sold in the subscription and community offerings.

STEVENS & LEE

LAWYERS & CONSULTANTS

Division of Corporation Finance

U.S. Securities and Exchange Commission

October 12, 2016

12.	We note your disclosure that you believe transferring ICC Realty out of Illinois Casualty in exchange for $5 million represents a more efficient use of capital. Please expand your disclosure to specify how this structure represents a more efficient use of capital.

Response: We have updated the disclosure in Amendment No. 1 to address this comment.

Unaudited Pro Forma Condensed Balance Sheets, pages 39 and 41

13.	Please tell us how you determined your assumed investments in fixed income and equity securities met the factually supportable criterion of Article 11 of Regulation S-X.

Response: The pro forma adjustments for both the available-for-sale and equity securities, reflected in the Unaudited Pro Forma Condensed Balance Sheet as of the periods March 31, 2016 and December 31, 2015 were calculated using the actual investment allocation as of March 31, 2016. Both the actual and pro forma available-for-sale and equity securities reflect 87% and 13%, respectively, of total investments. Such allocation is consistent with ICC’s investment policy which will remain in force post-demutualization, and, therefore, we believe meets the “factually supportable” criteria of Article 11 of Regulation S-X.

Management’s Discussion and Analysis of Financial Condition and Results of Operations Overview, page 51

14.	We note your statement that you “have taken advantage of the extended transition period provided by Section 107 of the JOBS Act, and the election is irrevocable.” Please be advised that such election is not irrevocable and that you may decide to comply with the financial accounting standard effective dates applicable to non-emerging growth companies at a later date, so long as you comply with the requirements in Sections 107(b)(2) and (3) of the JOBS Act. Please remove the statement that your election is irrevocable. Please make corresponding changes to your discussion on page 99. For guidance, please refer to Question 37 of the Generally Applicable Questions on Title I of the JOBS Act (December 21, 2015), available on the Commission’s website.

Response: The Company will be taking advantage of the extended transition period provided by Section 107 of the JOBS Act. We have updated the disclosure in Amendment No. 1 to address the comment regarding its revocability in compliance with Section 107(b)(2) and (b)(3) of the JOBS Act.

STEVENS & LEE

LAWYERS & CONSULTANTS

Division of Corporation Finance

U.S. Securities and Exchange Commission

October 12, 2016

Business, page 79

Our Business Strategies Reaction to Market Cycles, page 82

15.	We note your statement that “the food and beverage industry…does not fluctuate to the same extent as the rest of the market.” Please revise your disclosure to explain your basis for this statement.

Response: We have updated the disclosure in Amendment No. 1 to address this comment.

Reinsurance, page 87

16.	Please disclose the identity of the ceding party to the excess of loss treaty that you refer to on page 88. Please also file the underlying agreement as an exhibit to your registration statement or tell us why you are not substantially dependent on this agreement.

Response: We have updated the disclosure in Amendment No. 1 to address this comment and will file the underlying agreements as exhibits to this registration statement.

17.	We note your chart on page 88. Please provide narrative disclosure to explain the information contained in this chart to enable a lay investor to understand. Please ensure that you explain all undefined terms and abbreviations in the chart.

Response: We have updated the disclosure in Amendment No. 1 to address this comment.

Loss and LAE Reserves, page 89

18.	Please provide a completed table of the development of your unpaid loss and LAE reserves from 2006 through 2015 on a GAAP basis.

Response: We have updated the table on page 95 in Amendment No. 1 to address this comment.

Regulation, page 95

19.	We note your disclosure on page 101 that the plan of conversion is subject to the approval of the Illinois Department of Insurance. We also note your disclosure on page

STEVENS & LEE

LAWYERS & CONSULTANTS

Division of Corporation Finance

U.S. Securities and Exchange Commission

October 12, 2016

118 that the receipt of all consents and approvals of the Department and any other regulatory body or agency necessary to consummate the transactions is a closing condition to the purchase agreements with the investors. Please expand your disclosure in this section to provide information about the process for regulatory approval of the transaction and the status of your approval. Please also tell us why you do not list the approval of the Illinois Department of Insurance as one of the conditions to complete the offering identified on the cover page.

Response: We have updated the cover page of Amendment No. 1 to include the approval of Illinois Casualty’s plan of conversion by the Illinois Department of Insurance as a condition. We also provided an update on the status of the regulatory review under the heading “The Conversion and Offering – General.” We have also added new disclosure under the new heading “The Conversion and Offering – Illinois Conversion Act” to describe the process for regulatory approval of the plan of conversion.

JOBS Act, page 99

20.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications.

Response: The Company did not, nor did it authorize anyone to, have any oral or written communications with potential investors to determine whether such investors might have an interest in a contemplated securities offering. The communications with the Clinton-Flood Group, Rock Island Investors and Tuscarora Wayne were in connection with a proposed private placement.

The Conversion and Offering, page 101

Subscription Offering and Subscription Rights, page 103

21.	We note your disclosure in the second bullet point on page 103 that the ESOP and certain investors may subscribe to purchase shares of your common stock in the subscription offering. However, your disclosure throughout the registration statement indicates that the certain investors will not be eligible to purchase shares until the community offering. Please revise your disclosure to reconcile this inconsistency.

Response: We have updated the disclosure in Amendment No. 1 to address this comment.

STEVENS & LEE

LAWYERS & CONSULTANTS

Division of Corporation Finance

U.S. Securities and Exchange Commission

October 12, 2016

The Valuation, page 108

22.	Please provide on a supplemental basis copies of the materials that Feldman Financial Advisors, Inc. prepared in connection with its Pro Forma Valuation Appraisal Report or otherwise provided to the board of directors in connection with the conversion and offering, including, among other things, any “board books,” drafts of appraisal reports provided to the board, and summaries of all oral presentations made to the board.

Response: Feldman Financial did not provide any other materials or make any other presentations to the board of directors other than those materials previously filed as exhibits.

Proposed Management Purchases, page 116

23.	Please revise the table in this section to include two additional columns that provide the percentage of shares that will be owned by each director and executive officer, as well as all directors and executive officers as a group, assuming that the minimum amount of shares are issued in the offering and that the maximum amount of shares are issued in the offering, respectively.

Response: We have updated this table in Amendment No. 1 to address this comment.

24.	We note that John Klockau intends to convert his surplus note issued by Illinois Casualty to acquire shares of your common stock. Please clarify whether these shares will be issued to Mr. Klockau as part of this offering. Specifically, please advise us whether the issuance of these shares will be counted toward meeting the minimum offering amount. If so, please explain to us why the disclosure throughout the registration statement anticipates that you will receive offering proceeds from this conversion.

Response: We have updated the definition of gross proceeds in Amendment No. 1 to address this comment. Under Illinois law, the principal amount of the note is counted towards gross proceeds in determining whether the minimum is meant for purposes of the mutual-to-stock conversion.

STEVENS & LEE

LAWYERS & CONSULTANTS

Division of Corporation Finance

U.S. Securities and Exchange Commission

October 12, 2016

Management, page 126

Directors and Officers, page 126

25.	We note your disclosure that your board of directors is elected annually. However, you disclose on page 140 that your board is divided into three classes serving for successive terms of three years each. Please revise to reconcile these statements. Also if you have a staggered board, please disclose the terms of each of your directors.

Response: We have updated the disclosure in Amendment No. 1 to address this comment.

26.	For each director, please briefly discuss the specific experience, qualifications, attributes or skills that led to the conclusion that the person should serve as a director, in light of your business and structure. Please refer to Item 401(e) of Regulation S-K.

Response: We have updated the disclosure in Amendment No. 1 to address this comment.

Summary Compensation Table, page 133

27.	Please provide the material terms of the non-equity incentive plan compensation made to the named executive officers, a general description of the formula or criteria applied in determining the amounts payable, and file any such agreement as an exhibit to the registration statement. Please refer to Item 402(o)(5) of Regulation S-K.

Response: We have updated the disclosure in Amendment No. 1 to address this comment.

STEVENS & LEE

LAWYERS & CONSULTANTS

Division of Corporation Finance

U.S. Securities and Exchange Commission

October 12, 2016

Transactions with related persons, promoters and certain control persons, page 139

28.	We note your disclosure that you have not engaged in any transactions with any related persons that exceeds $120,000. However, we note that Mr. Burgess is a director of the company and a Senior Managing Director of Griffin Financial Group, which is also the underwriter in this transaction. Additionally, we note that Mr. Burgess serves on the board of directors of both Tuscarora Wayne Mutual Group, Inc. and Tuscarora Wayne Insurance Company, which appear to be affiliated with Tuscarora Wayne, one of your investors in this offering. Please revise your disclosure to include the information required by Item 404(a) of Regulation S-K. For guidance, refer to Instruction 1 to Item 404(d) of Regulation S-K.

Response: We have updated the disclosure in Amendment No. 1 to add information regarding Mr. Burgess.

29.	Additionally, we note that Mr. John R. Klockau, a director of the company, holds two surplus notes from the company totaling $1,150,000. Please revise your disclosure to include the information required by Item 404(a) of Regulation S-K.

Response: We have updated the disclosure in Amendment No. 1 to add this information regarding Mr. Klockau.

Index to Financial Statements General, page F-1

30.	We note your disclosure on page 79 that ICC Holdings, Inc. was formed to acquire all of the capital stock of Illinois Casualty and has not engaged in any significant operations. However, we do not believe this provides a sufficient basis to omit the audited financial statements of the registrant. Please provide audited financial statements of the registrant ICC Holdings, Inc. as required by Rule 3-01(a) of Regulation S-X, or tell us why you believe such financial statements are not required.

Response: The Company was incorporated on July 26, 2016 under the laws of the Commonwealth of Pennsylvania, but has not issued any shares of common stock and will not issue any shares of common stock prior to the closing of the offering described in the Registration Statement. Prior to the closing of the offering, the Company will have no assets, no liabilities, and no contingent liabilities. In addition, the Company has not commenced operations and has no revenue and has incurred no expenses. Therefore, the Company believes that based on Section 1160.1 of the Division of Corporation Finance Financial Reporting Manual, the Company should not be required to include audited financial statements of the Company.

STEVENS & LEE

LAWYERS & CONSULTANTS

Division of Corporation Finance

U.S. Securities and Exchange Commission

October 12, 2016

Notes to Consolidated Financial Statements Note 2 – Investments Analysis, page F-16

31.	We note unrealized losses on equity securities greater than 12 months increased significantly from $0 at December 31, 2014 to $387k and $340k at December 31, 2015 and March 31, 2016, respectively. Please provide us a detailed analysis supporting your conclusion that these securities were not other-than-temporarily impaired at each period end. To the extent available, also provide this information for the quarter ended June 30, 2016. As part of your analysis, address how you define a reasonable period of time when determining your expectation of recovery to cost.

Response: As discussed on page F-8 of the initial S-1, management’s determination of other than temporarily impaired (“OTTI”) securities is based on a number of factors and evaluated on a quarterly basis. Absent management’s intent to sell or an issuer specific credit event, OTTI on the equity portfolio is automatically triggered when the market value of a security is below cost by 10% or more with a $100,000 minimum threshold (representing approximately 5% of forecasted net income), for a minimum of 12 consecutive months, management does not believe recovery of initial cost is achievable within a reasonable period of time, and the amount is material to the Company’s overall financial position. Not-withstanding the above, the evaluation of OTTI may result in income statement recognition when one or more of the above criteria is inconclusive (i.e. forecasted net income is revised mid-year).

Historically, the Company has generated sufficient cash flow from operations to cover operating needs. If cash flow from operations is insufficient, management maintains a $2 million dollar line of credit that automatically feeds the Company’s operating account. In addition, if the shortfall occurs due to large and/or abnormal claim payments, the Company’s reinsurance contracts have a cash call provision. The line of credit and reinsurance contracts afford the Company the ability to retain its equity investment in the issuer/ETF for a period of time sufficient to allow for any anticipated recovery in market value. As management does not intend to use the equity portfolio to fund any operational cash flow shortfalls, the investment horizon is significantly longer for equity holdings.

As of March 31, 2016, the Company had three exchange traded funds that were underwater.

1.

The first is an ETF designed to provide exposure to Eurozone stocks while neutralizing the currency risk (ETF #1). It is comprised of 135 companies weighted by each stock’s dividend yield and re-balanced annually. By its construction, ETF #1

STEVENS & LEE

LAWYERS & CONSULTANTS

Division of Corporation Finance

U.S. Securities and Exchange Commission

October 12, 2016

is a diversified vehicle which minimizes the risk of impairment at the aggregate level and focuses on large cap companies. ETF #1 was underwater by 12.9% ($55,608), 10.6% ($45,322), 7.3% ($31,336), and 1.2% ($2,503) as of June 30, 2016, March 31, 2016, December 31, 2015 and 2014 respectively. Over the past year, the fund has traded between 45.83 and 63.18. The Company’s cost in this holding is 58.04. As of October 5, 2016, this holding was trading at a net unrealized loss of $28,302, which management does not deem material to a financial statement reader. The table below depicts the rationale for the Company’s election not to record OTTI.

Evaluation Date	Rationale
12/31/2014	Amount deemed immaterial.
12/31/2015	ETF was trading at a gain between 10/22/2015 and 12/10/2015.
3/31/2016	Amount deemed immaterial.
6/30/2016	Too early to gauge Brexit impact; amount deemed immaterial.

2.	The second is an ETF designed to track the performance of the S&P 500 Energy Select Sector Index by investing in companies that develop and produce crude oil and natural gas and provide drilling and other energy related services (ETF #2). The index is comprised of 38 companies weighted by market capitalization. By its construction, ETF #2 is a diversified vehicle which minimizes the risk of impairment at the aggregate level and focuses on large cap companies. The decline in the ETF’s stock price is attributable to the drop in crude oil prices. ETF #2 was underwater by 18.2% ($47,024), 25.8% ($66,709), 27.7% ($71,576), and 5.1% ($13,172) as of June 30, 2016, March 31, 2016, December 31, 2015 and 2014 respectively. Over the past year, the fund has traded between 49.93 and 71.94. The Company’s cost in this holding is 83.41. As of October 5, 2016, this holding was trading at a net unrealized loss of $38,747. With OPEC’s decision last week to cut production, which is driving the price of oil above $50 / barrel, management believes this stock will recover within the next 12 months. The table below depicts the rationale for the Company’s election not to record OTTI.

Evaluation Date	Rationale
12/31/2014	Amount deemed immaterial.
12/31/2015	Amount deemed immaterial; price per barrel expected to increase 50% over the coming year.
3/31/2016	Amount deemed immaterial; price per barrel slowly increasing.
6/30/2016	Amount deemed immaterial; price per barrel slowly increasing.

STEVENS & LEE

LAWYERS & CONSULTANTS

Division of Corporation Finance

U.S. Securities and Exchange Commission

October 12, 2016

3.	The third is an ETF designed to track the performance of the S&P/LSTA U.S. Leveraged Loan 100 Index by investing in the loans of over 100 companies across different industries (ETF #3). By its construction, ETF #3 is a diversified vehicle which minimizes the risk of impairment at the aggregate level. In addition, collateral is a component of each loan and the fact that they are senior in the capital structure (as compared to bonds which have no collateral and are below loans in the capital structure) causes these loans to have extremely high recovery rates in the event of default in comparison to similar rated bonds. Different aspects of the loan market have been under pressure recently which has caused ETF #3 to trade at an unrealized loss for an extended period. ETF #3 was underwater by 7.1% ($238,354), 8.1% ($272,906), 9.4% ($315,589), and 2.8% ($94,724) as of June 30, 2016, March 31, 2016, December 31, 2015 and 2014 respectively. Over the past year, the fund has traded between 21.77 and 23.27. The Company’s cost in this holding is 24.73. Prior to September 30, 2016, management believed that a complete recovery of its initial cost was probable due to the strong underlying collateral package, short duration, lack of interest rate sensitivity, strong liquidity and the fact that they are senior in the capital structure. When oil prices improved in late third quarter, and this did not materially improve the Company’s unrealized loss position, the Company recorded an impairment of approximately $205,000. The table below depicts the rationale for the Company’s election not to record OTTI as of June 30, 2016.

Evaluation Date	Rationale
12/31/2014	Trading at an unrealized loss for only one quarter. No recommended impairment.

12/31/2015	The high yield sector was adversely affected by a sharp drop in energy prices. Investors have become risk averse and, as a result, many bank loans are trading well below their intrinsic value. Based on price per barrel forecasts, we believe the decline will be temporary.

3/31/2016	The high yield market and, as an extension, the bank loan market continue to see weakness from energy prices hitting multi-year lows in February. However, energy prices started to rally at the end of the quarter and we believe bank loan pricing will improve markedly over the next 2 quarters. No impairment recorded at this time.

6/30/2016	Risk appetite has returned and bank loan pricing has improved. The unrealized loss position has improved from a low of $315k in December to $238k at the end of June. Management recommends waiting one more quarter before considering impairing as valuations are still well below intrinsic value and should continue improve in the near-term.

STEVENS & LEE

LAWYERS & CONSULTANTS

Division of Corporation Finance

U.S. Securities and Exchange Commission

October 12, 2016

Exhibit Index

32.	Please file as exhibits to your registration statement a stock order form and, once available, the escrow agreement.

Response: We have filed a draft escrow agreement and stock order form as exhibits to Amendment No. 1.

********************

If you have any questions or require any additional information with respect to the above, please do not hesitate to contact me at (610) 205-6076.

Very truly yours,

STEVENS & LEE

/s/ Sunjeet S. Gill

Sunjeet S. Gill

cc:	Ms. Christina M. Thomas
Ms. Irene Paik
Ms. Bonnie Baynes
Ms. Sharon Blume
Mr. Arron K. Sutherland